Revenue - Disclosure Of Contract Balances Explanatory (Detail) - PEN (S/) S/ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Revenue [Abstract]
Trade accounts receivable	S/ 1,018,239	S/ 962,457
Contract liabilities, which are included in "trade accounts payable"	S/ (24,496)	S/ (23,780)